Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

									VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON:[4]

Year	SUMMARY COMPENSATION TABLE TOTAL FOR PEO 1¹ ($)	SUMMARY COMPENSATION TABLE TOTAL FOR PEO 2¹ ($)	SUMMARY COMPENSATION TABLE TOTAL FOR PEO 3¹ ($)	COMPENSATION ACTUALLY PAID TO PEO 1[1,2,3] ($)	COMPENSATION ACTUALLY PAID TO PEO 2[1,2,3] ($)	COMPENSATION ACTUALLY PAID TO PEO 3[1,2,3] ($)	AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR NON-PEO NEOS[1] ($)	AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO NEOS[1,2,3] ($)	TSR ($)	PEER GROUP TSR ($)	NET INCOME (LOSS) ($ MILLIONS)[5]	NET SALES ($ MILLIONS)[6]

2025	7,666,044	3,809,993	29,805,182	3,069,426	3,291,228	14,723,645	5,203,101	1,204,498	26.50	148.36	(957)	11,244
2024	18,071,015	—	—	9,204,471	—	—	6,508,661	4,227,617	39.72	129.46	(638)	15,149
2023	13,786,671	—	—	10,408,814	—	—	5,194,682	3,994,655	51.20	126.21	2,663	14,813
2022	13,588,236	—	—	(9,114,999)	—	—	6,721,562	14,410	65.55	123.67	(2,421)	14,506
2021	15,634,734	—	—	19,600,136	—	—	4,853,630	5,588,070	108.45	126.13	1,295	12,146

Company Selected Measure Name	et Sales From Continuing Operations
Named Executive Officers, Footnote
1.Mr. Almeida (PEO 1) served as our PEO from January 1, 2021 thru February 3, 2025. Mr. Shafer (PEO 2) served as our PEO from February 3, 2025 thru August 19, 2025. Mr. Hider (PEO 3) served as our PEO starting August 19, 2025 and is our current PEO. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2021	2022	2023	2024	2025

James K. Saccaro	James K. Saccaro	Joel Grade	Joel Grade	Joel Grade
Giuseppe Accogli	Giuseppe Accogli	James K. Saccaro	Heather Knight	Heather Knight
Cristiano Franzi	Cristiano Franzi	Brian Stevens	Alok Sonig	Reazur Rasul
Andrew Frye	David Rosenbloom	Cristiano Franzi	Christopher Toth	David Rosenbloom
		Heather Knight		Alok Sonig
		Alok Sonig		Cecilia Soriano
Christopher Toth

Peer Group Issuers, Footnote	The Peer Group TSR set forth in this table utilizes the S&P 500 Health Care Index which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2025. The comparison assumes $100 was invested for the period starting December 31, 2020, through the end of the listed year in Baxter and in the S&P 500 Health Care Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
Adjustment To PEO Compensation, Footnote	Compensation actually paid to the applicable PEO and non-PEO NEOs (as set forth in the “Compensation Actually Paid to PEO 1, 2 or 3” and “Average Compensation Actually Paid to Non-PEO NEOs” columns) reflects the exclusions and inclusions of certain amounts for the applicable PEO and the Non-PEO NEOs as set forth below. Related information regarding compensation paid in 2021, 2022, 2023 and 2024 has not changed from what was included in our 2024 proxy statement and what is set forth in the proxy statement, and as such, information for such years has not been included in the following tables. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the “Exclusion (or Average Exclusion) of Stock Awards and Option Awards” columns are the totals from the “Stock Awards” and “Option Awards” columns set forth in the 2025 Summary Compensation Table. Amounts in the “Exclusion (or Average Exclusion) of Change in Pension Value” columns reflect the amounts attributable to the “Change in Pension Value” reported in the 2025 Summary Compensation Table. Amounts in the “Inclusion (or Average Inclusion) of Pension Service Cost” columns are based on the service cost for services rendered during the listed year.

YEAR	SUMMARY COMPENSATION TABLE TOTAL FOR PEO 1 ($)	EXCLUSION OF CHANGE IN PENSION VALUE FOR PEO 1 ($)	EXCLUSION OF STOCK AWARDS AND OPTION AWARDS FOR PEO 1 ($)	INCLUSION OF PENSION SERVICE COST FOR PEO 1 ($)	INCLUSION OF EQUITY VALUES FOR PEO 1 ($)	COMPENSATION ACTUALLY PAID TO PEO 1 ($)

2025	7,666,044	—	—	—	(4,596,618)	3,069,426

YEAR	SUMMARY COMPENSATION TABLE TOTAL FOR PEO 2 ($)	EXCLUSION OF CHANGE IN PENSION VALUE FOR PEO 2 ($)	EXCLUSION OF STOCK AWARDS AND OPTION AWARDS FOR PEO 2 ($)	INCLUSION OF PENSION SERVICE COST FOR PEO 2 ($)	INCLUSION OF EQUITY VALUES FOR PEO 2 ($)	COMPENSATION ACTUALLY PAID TO PEO 2 ($)

2025	3,809,993	—	(2,400,815)	—	1,882,050	3,291,228

YEAR	SUMMARY COMPENSATION TABLE TOTAL FOR PEO 3 ($)	EXCLUSION OF CHANGE IN PENSION VALUE FOR PEO 3 ($)	EXCLUSION OF STOCK AWARDS AND OPTION AWARDS FOR PEO 3 ($)	INCLUSION OF PENSION SERVICE COST FOR PEO 3 ($)	INCLUSION OF EQUITY VALUES FOR PEO 3 ($)	COMPENSATION ACTUALLY PAID TO PEO 3 ($)

2025	29,805,182	—	(26,318,571)	—	11,237,034	14,723,645

YEAR	YEAR-END FAIR VALUE OF EQUITY AWARDS GRANTED DURING YEAR THAT REMAINED UNVESTED AS OF LAST DAY OF YEAR FOR PEO 1 ($)	CHANGE IN FAIR VALUE FROM LAST DAY OF PRIOR YEAR TO LAST DAY OF YEAR OF UNVESTED EQUITY AWARDS FOR PEO 1 ($)	VESTING-DATE FAIR VALUE OF EQUITY AWARDS GRANTED DURING YEAR THAT VESTED DURING YEAR FOR PEO 1 ($)	CHANGE IN FAIR VALUE FROM LAST DAY OF PRIOR YEAR TO VESTING DATE OF UNVESTED EQUITY AWARDS THAT VESTED DURING YEAR FOR PEO 1 ($)	FAIR VALUE AT LAST DAY OF PRIOR YEAR OF EQUITY AWARDS FORFEITED DURING YEAR FOR PEO 1 ($)	VALUE OF DIVIDENDS OR OTHER EARNINGS PAID ON EQUITY AWARDS NOT OTHERWISE INCLUDED FOR PEO 1 ($)	TOTAL—INCLUSION OF EQUITY VALUES FOR PEO 1 ($)

2025	—	(5,304,336)	—	707,718	—	—	(4,596,618)

YEAR	YEAR-END FAIR VALUE OF EQUITY AWARDS GRANTED DURING YEAR THAT REMAINED UNVESTED AS OF LAST DAY OF YEAR FOR PEO 2 ($)	CHANGE IN FAIR VALUE FROM LAST DAY OF PRIOR YEAR TO LAST DAY OF YEAR OF UNVESTED EQUITY AWARDS FOR PEO 2 ($)	VESTING-DATE FAIR VALUE OF EQUITY AWARDS GRANTED DURING YEAR THAT VESTED DURING YEAR FOR PEO 2 ($)	CHANGE IN FAIR VALUE FROM LAST DAY OF PRIOR YEAR TO VESTING DATE OF UNVESTED EQUITY AWARDS THAT VESTED DURING YEAR FOR PEO 2 ($)	FAIR VALUE AT LAST DAY OF PRIOR YEAR OF EQUITY AWARDS FORFEITED DURING YEAR FOR PEO 2 ($)	VALUE OF DIVIDENDS OR OTHER EARNINGS PAID ON EQUITY AWARDS NOT OTHERWISE INCLUDED FOR PEO 2 ($)	TOTAL—INCLUSION OF EQUITY VALUES FOR PEO 2 ($)

2025	—	—	1,882,050	—	—	—	1,882,050

YEAR	YEAR-END FAIR VALUE OF EQUITY AWARDS GRANTED DURING YEAR THAT REMAINED UNVESTED AS OF LAST DAY OF YEAR FOR PEO 3 ($)	CHANGE IN FAIR VALUE FROM LAST DAY OF PRIOR YEAR TO LAST DAY OF YEAR OF UNVESTED EQUITY AWARDS FOR PEO 3 ($)	VESTING-DATE FAIR VALUE OF EQUITY AWARDS GRANTED DURING YEAR THAT VESTED DURING YEAR FOR PEO 3 ($)	CHANGE IN FAIR VALUE FROM LAST DAY OF PRIOR YEAR TO VESTING DATE OF UNVESTED EQUITY AWARDS THAT VESTED DURING YEAR FOR PEO 3 ($)	FAIR VALUE AT LAST DAY OF PRIOR YEAR OF EQUITY AWARDS FORFEITED DURING YEAR FOR PEO 3 ($)	VALUE OF DIVIDENDS OR OTHER EARNINGS PAID ON EQUITY AWARDS NOT OTHERWISE INCLUDED FOR PEO 3 ($)	TOTAL—INCLUSION OF EQUITY VALUES FOR PEO 3 ($)

2025	11,237,034	—	—	—	—	—	11,237,034

Non-PEO NEO Average Total Compensation Amount	$ 5,203,101	$ 6,508,661	$ 5,194,682	$ 6,721,562	$ 4,853,630
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,204,498	4,227,617	3,994,655	14,410	5,588,070
Adjustment to Non-PEO NEO Compensation Footnote	Compensation actually paid to the applicable PEO and non-PEO NEOs (as set forth in the “Compensation Actually Paid to PEO 1, 2 or 3” and “Average Compensation Actually Paid to Non-PEO NEOs” columns) reflects the exclusions and inclusions of certain amounts for the applicable PEO and the Non-PEO NEOs as set forth below. Related information regarding compensation paid in 2021, 2022, 2023 and 2024 has not changed from what was included in our 2024 proxy statement and what is set forth in the proxy statement, and as such, information for such years has not been included in the following tables. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the “Exclusion (or Average Exclusion) of Stock Awards and Option Awards” columns are the totals from the “Stock Awards” and “Option Awards” columns set forth in the 2025 Summary Compensation Table. Amounts in the “Exclusion (or Average Exclusion) of Change in Pension Value” columns reflect the amounts attributable to the “Change in Pension Value” reported in the 2025 Summary Compensation Table. Amounts in the “Inclusion (or Average Inclusion) of Pension Service Cost” columns are based on the service cost for services rendered during the listed year.

YEAR	AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR NON-PEO NEOS ($)	AVERAGE EXCLUSION OF CHANGE IN PENSION VALUE FOR NON-PEO NEOS ($)	AVERAGE EXCLUSION OF STOCK AWARDS AND OPTION AWARDS FOR NON-PEO NEOS ($)	AVERAGE INCLUSION OF PENSION SERVICE COST FOR NON-PEO NEOS ($)	AVERAGE INCLUSION OF EQUITY VALUES FOR NON-PEO NEOS ($)	AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO NEOS ($)

2025	5,203,101	—	(4,106,592)	—	107,989	1,204,498

YEAR	AVERAGE YEAR-END FAIR VALUE OF EQUITY AWARDS GRANTED DURING YEAR THAT REMAINED UNVESTED AS OF LAST DAY OF YEAR FOR NON-PEO NEOS ($)	AVERAGE CHANGE IN FAIR VALUE FROM LAST DAY OF PRIOR YEAR TO LAST DAY OF YEAR OF UNVESTED EQUITY AWARDS FOR NON-PEO NEOS ($)	AVERAGE VESTING-DATE FAIR VALUE OF EQUITY AWARDS GRANTED DURING YEAR THAT VESTED DURING YEAR FOR NON-PEO NEOS ($)	AVERAGE CHANGE IN FAIR VALUE FROM LAST DAY OF PRIOR YEAR TO VESTING DATE OF UNVESTED EQUITY AWARDS THAT VESTED DURING YEAR FOR NON-PEO NEOS ($)	AVERAGE FAIR VALUE AT LAST DAY OF PRIOR YEAR OF EQUITY AWARDS FORFEITED DURING YEAR FOR NON-PEO NEOS ($)	AVERAGE VALUE OF DIVIDENDS OR OTHER EARNINGS PAID ON EQUITY AWARDS NOT OTHERWISE INCLUDED FOR NON-PEO NEOS ($)	TOTAL—AVERAGE INCLUSION OF EQUITY VALUES FOR NON-PEO NEOS ($)

2025	901,783	(947,985)	—	154,191	—	—	107,989

Compensation Actually Paid vs. Total Shareholder Return
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and the cumulative TSR over the five most recently completed fiscal years for Baxter and the S&P 500 Health Care Index TSR.
1.Actual Average Non-PEO NEO Compensation Actually Paid for 2022 was $14,410.

Compensation Actually Paid vs. Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and our net income (loss) during the five most recently completed fiscal years (as described in footnote 1 below).
1.Net income (loss) in the table above represents total Baxter net income (loss) for each period presented, inclusive of that associated with discontinued operations (which include net income (loss) attributable to Baxter’s former BPS and Kidney Care businesses).
2.Actual Average Non-PEO NEO Compensation Actually Paid for 2022 was $14,410.

Compensation Actually Paid vs. Company Selected Measure
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and our net sales (as described in footnote 1 below) during the five most recently completed fiscal years.
1.For 2025, net sales is presented on a continuing operations basis. For 2024, net sales is presented on a continuing operations basis but includes net sales attributable to Baxter’s former Kidney Care business (which is now presented on a discontinued operations basis for such period). For prior periods, net sales is presented on a continuing operations basis but (i) includes net sales attributable to Baxter’s former Kidney Care basis and (ii) excludes net sales attributable to Baxter’s former BPS business (which collectively are now presented on a discontinued operations basis for such periods).
2.Actual Average Non-PEO NEO Compensation Actually Paid for 2022 was $14,410.

Total Shareholder Return Vs Peer Group
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and the cumulative TSR over the five most recently completed fiscal years for Baxter and the S&P 500 Health Care Index TSR.
1.Actual Average Non-PEO NEO Compensation Actually Paid for 2022 was $14,410.

Tabular List, Table	Net Sales From Continuing Operations •Adjusted Earnings Per Share From Continuing Operations •Free Cash Flow From Continuing Operations •ROIC •Relative TSR
Total Shareholder Return Amount	$ 26.50	39.72	51.20	65.55	108.45
Peer Group Total Shareholder Return Amount	148.36	129.46	126.21	123.67	126.13
Net Income (Loss)	$ (957,000,000)	$ (638,000,000)	$ 2,663,000,000	$ (2,421,000,000)	$ 1,295,000,000
Company Selected Measure Amount	11,244,000,000	15,149,000,000	14,813,000,000	14,506,000,000	12,146,000,000
Additional 402(v) Disclosure	The amounts set forth above for compensation actually paid to the applicable PEO and non-PEO NEOs (as set forth in the “Compensation Actually Paid to PEO 1, 2 or 3” and “Average Compensation Actually Paid to Non-PEO NEOs” columns) have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by Baxter’s NEOs. These amounts reflect the 2025 Summary Compensation Table total with certain adjustments as described in footnote 3 below.The amounts set forth above includes net income (loss) inclusive of discontinued operations. We determined Net Sales From Continuing Operations to be the most important financial performance measure used to link Baxter performance to “Compensation Actually Paid” to our PEOs and Non-PEO NEOs in 2025. For 2025, net sales is presented on a continuing operations basis. For 2024, net sales is presented on a continuing operations basis but includes net sales attributable to Baxter’s former Kidney Care basis (which is now presented on a discontinued operations basis for such period). For prior periods, net sales is presented on a continuing operations basis but (i) includes net sales attributable to Baxter’s former Kidney Care basis and (ii) excludes net sales attributable to Baxter’s former BPS business (which collectively are now presented on a discontinued operations basis for such periods).
As described in “Proxy Statement Highlights—Performance Highlights” and in “—Compensation Discussion and Analysis—Executive Summary—2025 Company Results”, for purposes of calculating performance under our 2025 annual incentive plan, net sales were calculated at budgeted exchange rates as of January 1, 2025 and include net sales from continuing operations. This amount (which is referred to as Adjusted Net Sales From Continuing Operations in the proxy statement) was $11,283 million for 2025.
The financial performance measures that we consider to have been the most important in linking Compensation Actually Paid to our PEOs and Non-PEO NEOs to Baxter performance in 2025 are shown below. These measures are not ranked.

Measure:: 1
Pay vs Performance Disclosure
Name	Net Sales From Continuing Operations
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Earnings Per Share From Continuing Operations
Measure:: 3
Pay vs Performance Disclosure
Name	Free Cash Flow From Continuing Operations
Measure:: 4
Pay vs Performance Disclosure
Name	ROIC
Measure:: 5
Pay vs Performance Disclosure
Name	Relative TSR
Mr. Almeida [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 7,666,044	$ 18,071,015	$ 13,786,671	$ 13,588,236	$ 15,634,734
PEO Actually Paid Compensation Amount	$ 3,069,426	$ 9,204,471	$ 10,408,814	$ (9,114,999)	$ 19,600,136
PEO Name	Mr. Almeida
Mr. Shafer [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 3,809,993
PEO Actually Paid Compensation Amount	$ 3,291,228
PEO Name	Mr. Shafer
Mr. Hider [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 29,805,182
PEO Actually Paid Compensation Amount	$ 14,723,645
PEO Name	Mr. Hider
PEO | Mr. Almeida [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
PEO | Mr. Almeida [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Almeida [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Almeida [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,596,618)
PEO | Mr. Almeida [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Almeida [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,304,336)
PEO | Mr. Almeida [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Almeida [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	707,718
PEO | Mr. Almeida [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Almeida [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Shafer [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Shafer [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Shafer [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,400,815)
PEO | Mr. Shafer [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,882,050
PEO | Mr. Shafer [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Shafer [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Shafer [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,882,050
PEO | Mr. Shafer [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Shafer [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Shafer [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Hider [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Hider [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Hider [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(26,318,571)
PEO | Mr. Hider [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,237,034
PEO | Mr. Hider [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,237,034
PEO | Mr. Hider [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Hider [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Hider [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Hider [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Hider [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,106,592)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	107,989
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	901,783
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(947,985)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	154,191
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0